Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.  Summary of Significant Accounting Policies

a)                 Basis of presentation and consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The First Reorganization, the Second Reorganization and transfer of contractual agreements signed with Beijing Huaqianshu, Xique and their respective shareholders from Beijing Miyuan to Shanghai Miyuan, as described in Note 1, has been accounted for as reorganizations of businesses under common control in a manner similar to a pooling of interests as all entities were under common control before and after the reorganizations. The accompanying consolidated statements of operations and consolidated statements of cash flows include the results of operations and cash flows of the Group as if the current group structure had been in existence throughout the years ended December 31, 2009, 2010 and 2011, or since their respective dates of incorporation. The accompanying consolidated balance sheets have been prepared to present the financial position of the Group as of December 31, 2010 and 2011 as if the current group structure had been in existence as of these dates.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to Shanghai HQS, Beijing HQS, Xique and Jiayuan Shanghai Center’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

There are no entities where the Company has variable interest but is not the primary beneficiary.

b)                 Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of the assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include the useful lives of property and equipment, property and equipment impairment assessment, allowance for doubtful accounts, valuation allowance of deferred tax assets, relative values of revenue elements of service packages and customer loyalty points, estimation of payments collected by wireless value-added services (“WVAS”) partners and determination of share-based compensation expenses. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted and Series A Preferred Shares issued. The Group bases its estimates of the carrying value of certain assets and liabilities on the historical experience and on other various factors that it believes to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

c)                  Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from Renminbi (“RMB”) into United States dollars (“US$”) as of and for the year ended December 31, 2011 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, representing the rate as certified by the H.10 weekly statistical release of Federal Reserve Board on December 30, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2011, or at any other rate.

d)                 Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

e)                  Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

f)                   Accounts receivable and allowance for doubtful accounts

Accounts receivable mainly represents the amounts due from WVAS  partners with whom the Group has entered into agreements for users to purchase the services of the Group. An allowance for doubtful debts is provided based on an ageing analysis of accounts receivable balances, historical bad debt rates, repayment patterns and credit analysis. The Group also makes a specific allowance if there is evidence showing that the receivable is likely to be irrecoverable, and assesses the probability of recovery on an annual basis. Accounts receivable in the consolidated balance sheet were stated net of such provisions. No allowance for doubtful accounts was charged in the consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011, respectively.

g)                 Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

h)                 Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives
Computer and software	3 years
Furniture, fixture and other equipment	3 years
Motor vehicles	4 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income from operations.

i)                    Impairment of long-lived assets

The carrying amount of long-lived assets is reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount of assets to the estimated future undiscounted cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for any of the periods presented.

j)                    Revenue recognition and deferred revenue

Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met as described below.

In October 2009, the FASB issued a new guidance to address the accounting for multiple-deliverable arrangements. This new guidance is effective prospectively in fiscal years beginning upon or after June 15, 2010, and early adoption is permitted. The Group has elected to early adopt this new guidance through a retrospective application to all revenue arrangements for all periods presented in the financial statements.

Revenues presented in the consolidated statement of operations include revenues from online services, events and VIP services and other services.

Online services revenue

The Group offers two types of online services through the Jiayuan platform, including message exchanging services and value-added services. Users prepay for Jiayuan virtual stamps that can be used as consideration for the Group’s online services. The Group charges for message exchanging services when one registered user initiates contact with another registered user via the Group’s online platform, and either the sender or recipient may pay for the service. Subsequently, the Group does not charge for any message exchanges between the same two users. Based on the Group’s historical data, the exchange between two users on the Jiayuan online platform typically lasted only a few days. The Group believes that users place the most value on the initial connection, and that users are interested in further interactions after exchanging personal contact information to communicate with each other directly. The Group also offers value-added online services, including sending virtual gifts, improved search rankings and online chatting.

The Group has adopted two primary fee models for the online services: a pay-per-use model and a periodic subscription model. Online services offered under the pay-per-use model includes message sending or receiving, sending virtual gifts and improved search rankings for the duration of one day. As the Group provides these services within a short period of time, revenue is recognized when the virtual stamps are used and services are rendered. If the communication patterns of the users change, the timing of the Group’s revenue recognition for these services may be impacted and revenue may be deferred and recognized over a longer period. Jiayuan virtual stamps purchased by users that have yet to be used are initially recorded as deferred revenue.

Under the periodic subscription model, users pay a fixed subscription fee for certain services which are delivered over a predetermined subscription period. Online services offered under the subscription model include sending multiple messages a day, reading unlimited number of messages, improved search rankings for a period longer than a day, unlimited online chatting and premium user subscriptions. Fees for subscription services are collected upfront and initially recognized as deferred revenue, and revenue is recognized proportionately over the applicable subscription periods as services are rendered.

Jiayuan virtual stamps can be purchased through the Group’s online platform, and payment is collected through online payment platforms or through the Group’s WVAS partners. The Group’s WVAS partners offer payment method by charging services to the customer’s telephone bills, collect payment from the users and remit the cash to the Group after payment is collected. Due to the time lag between when the services are rendered and billing statements are provided by the WVAS partners, revenues from Jiayuan virtual stamps sold through such channel is estimated based on the Group’s internal billing records and billing confirmations with the WVAS partners. The Group adjusts its revenue recognition for prior periods’ confirmation rates and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by the WVAS partners. There were no significant difference between the Group’s estimates and the WVAS partners’ billing statements for all the periods presented.

Revenue from virtual stamps sold through the WVAS partners are recognized on a gross basis as the Group is considered the primary obligor in the arrangements. The Group is also responsible for designing, developing and implementing the online services, and bears credit risks associated with uncollectible fees. In addition, the Group determines the price and the WVAS partners earn only a fixed percentage of commission fees. The amounts attributed to the WVAS partners are determined pursuant to the arrangements between the Group and the WVAS partners, and are recognized as costs of revenues. Commission fees paid to the Group’s WVAS partners amounted to RMB7,850, RMB13,280 and RMB24,970 for the years ended December 31, 2009, 2010 and 2011, respectively.

Events and VIP services revenue

The Group earns revenue from organizing and hosting events, including speed-dating, dance parties, and other social events for its users. Speed dating is an organized form of matchmaking that focuses on meeting multiple potential romantic partners over the course of a single event. Tickets are generally sold at the events, and revenue is recognized upon the conclusion of the events when services have been rendered. For certain events where tickets are prepaid by the users, prepaid fees are initially recorded as deferred revenue and revenue is recognized upon the completion of the events.

The Group also provides customized dating services (the “VIP Services”) to individual users, which generally consist of unlimited access to certain online services, tickets to a number of events, personalized communications, provision of detailed background checks, dating and relationship consultation and advice and search services provided by the Group’s customer service representatives in a specified contractual period. The Group provides various VIP Services throughout the contract period on an as-needed basis. When the Group enters into a customized service contract with an individual user, the Group is unable to determine or estimate the volume of each separate service to be provided to the particular user. Different types of services under such customised bundled contracts are to be provided gradually over the contract period, and as such, the Group accounts for the VIP Services as a single unit of accounting on a contract basis. Payments for VIP Services are collected upfront and initially recorded as deferred revenue, and revenue is recognized ratably over the contract service period.

Contracts for VIP Services may be terminated at any time at the user’s sole discretion during the contractual period. It is the Group’s policy to refund 80% of the contract payment to the user only if termination takes place within the initial seven days. The Group recognizes all deferred revenue remaining, after deducting the cash refund, if any, from the contract at the time of termination.

Other services revenue

Other services revenue mainly represents revenues from online advertising and event sponsorship arrangements. Revenue from online advertising are principally derived from advertising arrangements that allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular period of time. The Group enters into advertising contracts which are signed to establish the fixed price for the advertising arrangements to be provided, and payment is collected upfront and initially recognized as deferred revenue. Revenues from advertising-related arrangements are recognized on a straight-line basis over the contractual period. Event sponsorship arrangements are arrangements whereby third-party companies enters into agreements with the Group to sponsor a particular offline event organized by the Group and place advertisements in promotional materials related to the event. Revenue from event sponsorship arrangements are recognized upon the completion of the sponsored event.

k)                 Customer loyalty program

Registered users earn loyalty points based on their activities on the Group’s platform and/or purchase of online services, which can be used to redeem online services once a minimum number of points have been accumulated. The Group considers loyalty points awarded for purchase of online services to be part of its revenue generating activities, and such arrangements are considered to have multiple elements. Under the applicable guidance, total consideration is allocated to the purchased services and loyalty points based on the relative selling price of the purchased services and redeemable services. In determining the best estimated selling price of each loyalty point, the Group considered the selling price of the underlying services if they were not redeemed using loyalty points and the average number of loyalty points needed to redeem each type of service. Consideration allocated to the loyalty points is initially recorded as deferred revenue, and revenue is recognized when the points are redeemed and services are rendered. As of December 31, 2011, the loyalty points did not have an expiration date.

For the years ended December 31, 2009, 2010, and 2011, revenue recognized from loyalty points amounted to RMB201, RMB1,256 and RMB358, respectively. Deferred revenue balance in relation to the customer loyalty program amounted to RMB4,499 and RMB4,917 as of December 31, 2010 and 2011, respectively.

l)                    Cost of revenues

Cost of revenues primarily consists of network costs, commission fees paid to the WVAS partners for money collection, salaries and wages, depreciation of property and equipment, and rental expenses of premises and facilities.

m)             Barter transaction

The Group enters into cooperative promotional agreements, which represent advertising-for-advertising transactions. Under the applicable guidance, such barter transactions should be recorded at fair value only if the value of advertising surrendered in the transaction is determinable within reasonable limits. The Group does not recognize revenue for such barter transactions since the fair value is not determinable for any of the periods presented.

n)                 Share-based compensation

The Company grants share options to eligible employees and directors under a share incentive plan. The awards are measured at the grant date fair value and are recognized as an expense using the graded vesting method, net of estimated forfeiture rate. The Company recognizes awards with service condition terms only over the requisite service period, which is generally the vesting period. For awards with performance conditions, such as awards that vested entirely upon the Company’s IPO, share-based compensation is recognized based on the probable outcome of the performance conditions.

The Company also granted share options to non-employees with performance conditions that vested entirely upon the Company’s IPO. Under the applicable guidance, recognition of the fair value of performance condition awards was assessed based on whether the parties can control the performance outcome. If the performance condition of the awards is not within the parties’ control, no cost would be recognized until the grantor believes it is probable the performance condition will be achieved. Accordingly, the fair value of the awards which vested entirely upon the Company’s IPO was recognized upon the completion of the IPO.

o)                 Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns.

Deferred income taxes are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of operations. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2011, the Group did not have any significant unrecognized uncertain tax positions.

p)                 Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

The Group recorded employee benefit expenses of RMB2,226, RMB6,630 and RMB11,667 for the years ended December 31, 2009 and 2010 and 2011, respectively.

q)                 Statutory reserves

The Group’s subsidiaries, VIEs and VIE’s subsidiary established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly-owned foreign enterprise has to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund.

The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the China Company Laws, the VIEs of the Company registered as China domestic company must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

No appropriation was made to the statutory reserves for the year ended December 31, 2009 as the companies established in the PRC were in loss-making position under PRC GAAP. For the year ended December 31, 2010 and 2011, RMB392 and RMB5,400 were appropriated to the statutory reserves, respectively.

r)                  Research and development costs

Research and development costs include expenses incurred by the Company to develop, maintain and manage the Company’s platform. These expenses are mainly comprised of salaries, employee benefits and other headcount-related costs associated with the research and development department. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair and maintenance of the existing platforms. Costs incurred in the development phase are capitalized and amortized over the estimated product life. During the periods presented, the amount of costs qualifying for capitalization was not significant and as a result, the Group expensed all research and development costs as incurred.

s)                   Advertising expenses

Advertising expenses, which generally reflect the cost of promotions to create or stimulate a positive image of the Group or a desire to obtain the Group’s services, are expensed as incurred. Included in selling and marketing expense are advertising costs of RMB15,613, RMB47,999 and RMB76,704 for the years ended December 31, 2009, 2010 and 2011, respectively.

t)                    Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight line basis over the lease periods.

u)                 Government subsidies

Government subsidies represent discretionary cash subsidies granted by the local government to encourage the development of certain enterprises that are established in the local economic region. The cash subsidies are recognized as other income when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

v)                 Foreign currency translation

The Group uses the RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the British Virgin Islands and Hong Kong is the US$, while functional currency of the Group’s other subsidiaries, VIEs and VIE’s subsidiary incorporated and operated in the PRC is the RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiaries which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in shareholders’ (deficit)/equity and comprehensive income.

w)               Net (loss)/income per share and per American Depository Share (“ADS”)

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss)/income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Series A Preferred Shares (using the if-converted method) before the conversion into ordinary shares. Ordinary equivalent shares are not included in the denominator of the diluted net loss/income per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted net income per ADS is computed based on net income attributable to ordinary shareholders and the corresponding basic and diluted number of ADSs, assuming that, during each period presented, every two ADSs represent three ordinary shares of the Company.

x)                 Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income consists of foreign currency translation adjustments.

y)                 Recent accounting pronouncements

In May 2011, the FASB issued revised guidance on fair value measurements and disclosure requirements. The revised guidance specifies how to measure fair value but does not require additional fair value measurements nor does it intend to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, liability or instrument classified in a reporting entity’s statement of shareholders’ equity during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. This amendment is not expected to have a material impact on the Group’s financial position, results of operations or cash flows.

In June 2011, the FASB issued revised guidance on the presentation of comprehensive income. The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The revised guidance is to be applied retrospectively and is effective for interim or annual periods beginning after December 15, 2011. In December 2011, the FASB issued an amendment on the deferral of the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income. Under this amendment, entities will still be required to adopt either the single continuous statement or the two-statement approach required by the new standard on presentation of comprehensive income, but they would continue to report reclassification out of accumulated other comprehensive income, as consistent with presentation requirements in effect prior to the amendment.

This amendment is effective the same time the new standard on comprehensive income is adopted. The Group intends to provide the required financial reporting presentation upon the effective date of the updated standard. The adoption of these standards will change the presentation of the Group’s financial statements but will not affect the calculation of net income, comprehensive income or net income per share.

In September 2011, the FASB issued an accounting standard update on testing of goodwill for impairment. The revised guidance specified that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and non public entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. This amendment is not expected to have a material impact on the Group’s financial position, results of operations or cash flows.

In December 2011, the FASB issued an accounting standard update on disclosures about offsetting assets and liabilities.  The amendments in this update will enhance current disclosures requirements by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with the applicable guidance or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with the applicable guidance. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  This amendment is not expected to have a material impact on the Group’s financial position, results of operations or cash flows.